SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
SHARE-BASED COMPENSATION
Schedule of information about options
	2017	2016
Number of options awarded	199,618	30,000
Compensation expense recognized	$146,000	$280,000
Weighted average award-date fair value of options outstanding	$4.06	$5.67

	2016	2015
Number of options granted	183,860	476,106
Compensation expense recognized	$352,653	$643,980
Compensation cost capitalized	—	—
Weighted average grant-date fair value of options outstanding	$5.03	$5.13

Schedule of significant assumptions used to compute the fair market values of employee and director stock options granted
	2017	2016
Risk-free interest rate	1.81%	1.23%
Dividend yield	0%	0%
Volatility factor	109%	109%
Expected life (years)	4.92	2.88

	2016	2015
Risk-free interest rate	0.36 - 1.01%	0.07 - 0.93%
Dividend yield	0%	0%
Volatility factor	109 - 148%	65 - 216%
Expected life (years)	0.5 - 2.875	0.5 - 2.875

Summary of employee stock options issued and outstanding

	Options	Weighted Average Exercise Price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at July 1, 2016	1,016,997	5.03	3.19	—
Awarded	199,618	1.06
Exercised	(58,610)	0.90
Forfeited	—	—
Expired	—	—

Options outstanding at March 31, 2017	1,158,005	4.06	2.29	396,462

Options exercisable at March 31, 2017	938,300	4.70	1.85	304,759

	Options	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Options outstanding at July 1, 2014	1,441,727	$8.76	$8,327	3.14
Granted	476,106	1.40
Exercised	—	—
Forfeited	(517,853)	4.21
Expired	(218,026)	10.71

Options outstanding at June 30, 2015	1,181,954	$7.43	$—	3.39

Granted	183,860	0.54
Exercised	—	—
Forfeited	(39,175)	1.39
Expired	(309,642)	12.01

Options outstanding at June 30, 2016	1,016,997	$5.03	$—	3.19

Options exercisable at June 30, 2016	919,396	$5.50	$—	3.00

Schedule of stock options outstanding and exercisable

Options outstanding and exercisable as of March 31, 2017
Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
–0.40 - 4.00	245,525	Less than 1 year	225,525
–0.40 - 4.00	57,916	1 year	57,916
–0.40 - 4.00	136,296	2 years	136,296
–0.40 - 4.00	256,720	3 years	256,720
–0.40 - 4.00	241,110	4 years	41,405
–4.01 - 10.00	118,188	Less than 1 year	118,188
–4.01 - 10.00	4,062	1 year	4,062
–4.01 - 10.00	7,000	3 years	7,000
$–0.00 - 20.00	13,125	Less than 1 year	13,125
$–0.00 - 20.00	17,500	3 years	17,500
$–0.00 - 30.00	2,500	Less than 1 year	2,500
$–0.00 - 30.00	28,500	3 years	28,500
$–0.00 - 40.00	12,500	Less than 1 year	12,500
$–0.00 - 40.00	13,313	3 years	13,313
$–0.00 - 48.72	3,750	3 years	3,750

	1,158,005		938,300

Options outstanding and exercisable as of June 30, 2016

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.42 - 4.00	71,250	1 year	71,250
$0.42 - 4.00	78,855	2 years	78,855
$0.42 - 4.00	197,390	3 years	197,390
$0.42 - 4.00	348,954	4 years	333,963
$0.42 - 4.00	82,610	5 years	—
$4.01 - 10.00	97,938	1 year	97,938
$4.01 - 10.00	9,000	2 years	9,000
$4.01 - 10.00	4,062	3 years	4,062
$4.01 - 10.00	18,250	4 years	18,250
$10.01 - 20.00	1,875	1 year	1,875
$10.01 - 20.00	28,750	4 years	28,750
$20.01 - 30.00	1,250	1 year	1,250
$20.01 - 30.00	31,000	4 years	31,000
$30.01 - 40.00	16,250	1 year	16,250
$30.01 - 40.00	25,813	5 years	25,813
$40.01 - 50.00	3,750	5 years	3,750

	1,016,997		919,396

Options outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$0.90 - 4.00	121,067	1 year	121,067
$0.90 - 4.00	88,264	3 years	68,842
$0.90 - 4.00	217,707	4 years	187,716
$0.90 - 4.00	375,000	5 years	—
$4.01 - 10.00	43,498	1 year	43,498
$4.01 - 10.00	107,126	2 years	106,502
$4.01 - 10.00	13,062	3 years	10,281
$4.01 - 10.00	22,000	5 years	22,000
$10.01 - 20.00	1,250	1 year	1,250
$10.01 - 20.00	1,875	2 years	1,875
$10.01 - 20.00	28,750	5 years	28,750
$20.01 - 30.00	16,667	1 year	16,667
$20.01 - 30.00	1,250	2 years	1,250
$20.01 - 30.00	31,625	5 years	31,625
$30.01 - 40.00	74,000	1 year	74,000
$30.01 - 40.00	27,563	6 years	27,563
$40.01 - 50.00	6,250	1 year	6,250
$40.01 - 50.00	5,000	6 years	5,000

	1,181,954		754,136

Summary of common stock warrants issued and outstanding

	Warrants	Weighted Average Share Price	Aggregate intrinsic value	Weighted average remaining contractual life(years)
Outstanding at year ended June 30, 2014	32,358	$11.69	$—	1.12
Granted	—	—
Exercised	—	—
Expired	(6,375)	7.84

Outstanding at year ended June 30, 2015	25,983	$12.64	$—	0.30

Schedule of warrants outstanding and exercisable

Warrants outstanding and exercisable as of June 30, 2015

Exercise Price	Outstanding Number of Shares	Remaining Life	Exercisable Number of Shares
$12.64	25,983	0.30 year	25,983

	25,983		25,983